OMB APPROVAL

OMB Number: 3235-0582

Expires: May 31, 2021

Estimated average burden

hours per response…..7.2

United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6165

Federated Hermes Municipal Securities Income Trust
(formerly, Federated Municipal Securities Income Trust)

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: August 31

Date of reporting period: 7/1/2019 through 6/30/2020

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Municipal Securities Income Trust

Fund Names:

Federated Hermes Michigan Intermediate Municipal Fund
(formerly, Federated Michigan Intermediate Municipal Trust)

Federated Hermes Municipal High Yield Advantage Fund
(formerly, Federated Municipal High Yield Advantage Fund)

Federated Hermes Ohio Municipal Income Fund
(formerly, Federated Ohio Municipal Income Fund)

Federated Hermes Pennsylvania Municipal Income Fund
(formerly, Federated Pennsylvania Municipal Income Fund)

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Municipal Securities Income Trust

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 20, 2020